Schedule of Investments (unaudited)	iShares® Russell 2500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise Inc.(a)	3,014	$532,875
BWX Technologies Inc.	4,462	259,331
Curtiss-Wright Corp.	1,906	226,357
Hexcel Corp.(a)	3,961	247,166
Howmet Aerospace Inc.(a)	18,459	636,282
Huntington Ingalls Industries Inc.	1,859	391,784
Mercury Systems Inc.(a)	2,584	171,267
Spirit AeroSystems Holdings Inc., Class A	4,919	232,128
Textron Inc.	10,610	729,650
Virgin Galactic Holdings Inc.(a)(b)	6,745	310,270
		3,737,110
Air Freight & Logistics — 0.2%
XPO Logistics Inc.(a)	4,336	606,563

Airlines — 0.4%
Alaska Air Group Inc.(a)	5,758	347,265
American Airlines Group Inc.(a)	30,022	636,766
Copa Holdings SA, Class A, NVS(a)	1,488	112,091
JetBlue Airways Corp.(a)	14,997	251,650
		1,347,772
Auto Components — 0.5%
BorgWarner Inc.	11,274	547,240
Gentex Corp.	11,400	377,226
Lear Corp.	2,833	496,568
QuantumScape Corp.(a)	5,440	159,175
		1,580,209
Automobiles — 0.2%
Harley-Davidson Inc.	7,233	331,416
Thor Industries Inc.	2,519	284,647
		616,063
Banks — 2.3%
Bank of Hawaii Corp.	1,873	157,744
Bank OZK	5,773	243,390
BOK Financial Corp.	1,430	123,838
Comerica Inc.	6,573	468,918
Commerce Bancshares Inc.	5,020	374,291
Cullen/Frost Bankers Inc.	2,680	300,160
East West Bancorp. Inc.	6,660	477,455
First Citizens BancShares Inc./NC, Class A	283	235,665
First Hawaiian Inc.	6,125	173,583
First Horizon Corp.	25,788	445,617
FNB Corp.	14,894	183,643
PacWest Bancorp.	5,537	227,903
People’s United Financial Inc.	20,076	344,103
Pinnacle Financial Partners Inc.	3,488	307,956
Popular Inc.	3,889	291,869
Prosperity Bancshares Inc.	4,192	300,986
Signature Bank/New York NY	2,654	651,955
Sterling Bancorp./DE	8,937	221,548
Synovus Financial Corp.	6,965	305,624
Umpqua Holdings Corp.	10,287	189,795
Webster Financial Corp.	4,229	225,575
Western Alliance Bancorp	4,762	442,152
Wintrust Financial Corp.	2,651	200,495
Zions Bancorp. NA	7,568	400,044
		7,294,309
Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	441	450,173
Security	Shares	Value

Biotechnology — 1.3%
Acceleron Pharma Inc.(a)	2,494	$312,972
Exelixis Inc.(a)	14,526	264,664
Ionis Pharmaceuticals Inc.(a)	6,642	264,949
Iovance Biotherapeutics Inc.(a)	6,793	176,754
Mirati Therapeutics Inc.(a)	1,856	299,799
Natera Inc.(a)	3,689	418,812
Neurocrine Biosciences Inc.(a)	4,409	429,084
Novavax Inc.(a)	3,477	738,202
Sage Therapeutics Inc.(a)	2,404	136,571
Sarepta Therapeutics Inc.(a)	3,611	280,719
Ultragenyx Pharmaceutical Inc.(a)	3,048	290,627
United Therapeutics Corp.(a)	2,070	371,379
		3,984,532
Building Products — 1.4%
A O Smith Corp.	6,252	450,519
Advanced Drainage Systems Inc.	2,660	310,076
Allegion PLC	4,231	589,378
Armstrong World Industries Inc.	2,234	239,619
AZEK Co. Inc. (The)(a)	5,127	217,693
Builders FirstSource Inc.(a)	9,662	412,181
Fortune Brands Home & Security Inc.	6,507	648,162
Lennox International Inc.	1,606	563,385
Owens Corning	4,908	480,493
Trex Co. Inc.(a)	5,454	557,453
		4,468,959
Capital Markets — 1.6%
Affiliated Managers Group Inc.	1,963	302,714
Ares Management Corp., Class A	6,484	412,318
Carlyle Group Inc. (The)	7,661	356,083
Cboe Global Markets Inc.	5,003	595,607
Evercore Inc., Class A	1,871	263,381
FactSet Research Systems Inc.	1,784	598,728
Invesco Ltd.	15,643	418,137
Janus Henderson Group PLC	3,794	147,245
Jefferies Financial Group Inc.	10,328	353,218
Lazard Ltd., Class A	4,765	215,616
LPL Financial Holdings Inc.	3,749	506,040
Morningstar Inc.	1,097	282,050
SEI Investments Co.	5,176	320,757
Stifel Financial Corp.	4,822	312,755
Virtu Financial Inc., Class A	4,404	121,682
		5,206,331
Chemicals — 1.4%
Ashland Global Holdings Inc.	2,607	228,113
Axalta Coating Systems Ltd.(a)	9,802	298,863
CF Industries Holdings Inc.	10,070	518,101
Chemours Co. (The)	7,729	268,969
Diversey Holdings Ltd.(a)	2,399	42,966
Element Solutions Inc.	10,960	256,245
Huntsman Corp.	9,981	264,696
Mosaic Co. (The)	16,299	520,101
NewMarket Corp.	316	101,746
Olin Corp.	6,747	312,116
RPM International Inc.	6,009	532,878
Scotts Miracle-Gro Co. (The)	1,925	369,446
Valvoline Inc.	8,570	278,182
Westlake Chemical Corp.	1,551	139,730
WR Grace & Co.	2,632	181,924
		4,314,076

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.4%
ADT Inc.	7,393	$79,770
Clean Harbors Inc.(a)	2,369	220,649
Driven Brands Holdings Inc.(a)	1,716	53,059
IAA Inc.(a)	6,328	345,129
MSA Safety Inc.	1,735	287,281
Stericycle Inc.(a)	4,324	309,382
		1,295,270
Communications Equipment — 0.6%
Ciena Corp.(a)	7,269	413,533
CommScope Holding Co. Inc.(a)	9,389	200,080
F5 Networks Inc.(a)	2,808	524,141
Juniper Networks Inc.	15,291	418,209
Lumentum Holdings Inc.(a)	3,552	291,371
ViaSat Inc.(a)	2,898	144,436
		1,991,770
Construction & Engineering — 0.5%
AECOM(a)	6,557	415,189
MasTec Inc.(a)	2,657	281,908
Quanta Services Inc.	6,519	590,426
Valmont Industries Inc.	976	230,385
		1,517,908
Construction Materials — 0.1%
Eagle Materials Inc.	1,947	276,688

Consumer Finance — 0.3%
Credit Acceptance Corp.(a)	436	197,992
OneMain Holdings Inc.	4,161	249,286
Santander Consumer USA Holdings Inc.	2,847	103,403
SLM Corp.	15,056	315,273
Upstart Holdings Inc.(a)	575	71,817
		937,771
Containers & Packaging — 1.3%
AptarGroup Inc.	3,103	437,027
Ardagh Group SA	925	22,681
Avery Dennison Corp.	3,893	818,464
Berry Global Group Inc.(a)	6,334	413,103
Crown Holdings Inc.	6,100	623,481
Graphic Packaging Holding Co.	13,379	242,695
Packaging Corp. of America	4,410	597,202
Sealed Air Corp.	7,159	424,171
Silgan Holdings Inc.	3,979	165,129
Sonoco Products Co.	4,743	317,307
		4,061,260
Distributors — 0.3%
Pool Corp.	1,831	839,806

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions Inc.(a)	2,849	419,117
Chegg Inc.(a)	6,607	549,108
frontdoor Inc.(a)	4,033	200,924
Grand Canyon Education Inc.(a)	2,157	194,065
H&R Block Inc.	8,497	199,510
Service Corp. International.	7,714	413,393
Terminix Global Holdings Inc.(a)	6,085	290,315
		2,266,432
Diversified Financial Services — 0.1%
Voya Financial Inc.	5,650	347,475

Electric Utilities — 0.5%
Hawaiian Electric Industries Inc.	4,931	208,483

Security	Shares	Value

Electric Utilities (continued)
IDACORP Inc.	2,388	$232,830
NRG Energy Inc.	11,463	461,959
OGE Energy Corp.	9,434	317,454
Pinnacle West Capital Corp.	5,312	435,424
		1,656,150
Electrical Equipment — 1.2%
Acuity Brands Inc.	1,659	310,283
ChargePoint Holdings Inc.(a)(b)	5,886	204,480
Hubbell Inc.	2,551	476,629
nVent Electric PLC	7,857	245,453
Plug Power Inc.(a)	23,542	804,901
Regal Beloit Corp.	1,922	256,606
Sensata Technologies Holding PLC(a)	7,333	425,094
Shoals Technologies Group Inc., Class A(a)(b)	4,153	147,431
Sunrun Inc.(a)	9,383	523,384
Vertiv Holdings Co.	13,194	360,196
		3,754,457
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics Inc.(a)	3,443	391,917
Avnet Inc.	4,640	185,971
Cognex Corp.	8,050	676,603
Coherent Inc.(a)	1,147	303,198
IPG Photonics Corp.(a)	1,698	357,887
Jabil Inc.	6,838	397,425
Littelfuse Inc.	1,133	288,677
National Instruments Corp.	6,164	260,614
SYNNEX Corp.	1,973	240,232
Vontier Corp.	8,008	260,901
		3,363,425
Energy Equipment & Services — 0.1%
NOV Inc.(a)	18,440	282,501

Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,235	52,648
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	9,339	450,233
Madison Square Garden Sports Corp.(a)	883	152,380
Playtika Holding Corp.(a)	3,561	84,894
Skillz Inc.(a)(b)	13,828	300,344
World Wrestling Entertainment Inc., Class A	2,099	121,511
Zynga Inc., Class A(a)	47,024	499,865
		1,661,875
Equity Real Estate Investment Trusts (REITs) — 4.8%
American Campus Communities Inc.	6,426	300,223
American Homes 4 Rent, Class A	13,111	509,362
Americold Realty Trust	11,921	451,210
Apartment Income REIT Corp.	7,377	349,891
Brixmor Property Group Inc.	13,985	320,117
Camden Property Trust	4,445	589,718
CoreSite Realty Corp.	1,999	269,065
Cousins Properties Inc.	7,021	258,232
CubeSmart	9,461	438,233
CyrusOne Inc.	5,773	412,885
Douglas Emmett Inc.	7,811	262,606
EPR Properties(a)	3,481	183,379
Equity LifeStyle Properties Inc.	8,173	607,336
Federal Realty Investment Trust	3,646	427,202
First Industrial Realty Trust Inc.	6,038	315,365
Gaming and Leisure Properties Inc.	10,383	481,044
Healthcare Trust of America Inc., Class A	10,298	274,957

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties Inc.	4,807	$217,132
Host Hotels & Resorts Inc.(a)	32,902	562,295
Hudson Pacific Properties Inc.	6,864	190,956
Iron Mountain Inc.	13,503	571,447
JBG SMITH Properties	5,794	182,569
Kilroy Realty Corp.	5,445	379,190
Kimco Realty Corp.	19,465	405,845
Lamar Advertising Co., Class A	4,062	424,154
Life Storage Inc.	3,581	384,420
Medical Properties Trust Inc.	27,320	549,132
National Retail Properties Inc.	8,193	384,088
Omega Healthcare Investors Inc.	11,086	402,311
Park Hotels & Resorts Inc.(a)	11,139	229,575
Rayonier Inc.	6,546	235,198
Regency Centers Corp.	7,966	510,382
Rexford Industrial Realty Inc.	6,333	360,664
SL Green Realty Corp.	3,322	265,760
Spirit Realty Capital Inc.	5,383	257,523
STORE Capital Corp.	11,520	397,555
VEREIT Inc.	10,776	494,942
VICI Properties Inc.	25,257	783,472
Vornado Realty Trust	8,277	386,288
Weingarten Realty Investors	5,588	179,207
		15,204,930
Food & Staples Retailing — 0.3%
Albertsons Companies Inc., Class A	7,315	143,813
Casey’s General Stores Inc.	1,729	336,533
Grocery Outlet Holding Corp.(a)(b)	4,087	141,655
U.S. Foods Holding Corp.(a)	10,421	399,749
		1,021,750
Food Products — 1.1%
Beyond Meat Inc.(a)(b)	2,688	423,333
Bunge Ltd.	6,482	506,568
Darling Ingredients Inc.(a)	7,609	513,608
Flowers Foods Inc.	8,769	212,210
Freshpet Inc.(a)	1,915	312,069
Hain Celestial Group Inc. (The)(a)	3,920	157,270
Ingredion Inc.	3,148	284,894
Lamb Weston Holdings Inc.	6,870	554,134
Pilgrim’s Pride Corp.(a)	2,224	49,328
Post Holdings Inc.(a)(b)	2,789	302,523
Seaboard Corp.	12	46,425
		3,362,362
Gas Utilities — 0.2%
National Fuel Gas Co.	4,082	213,284
UGI Corp.	9,799	453,792
		667,076
Health Care Equipment & Supplies — 0.9%
Envista Holdings Corp.(a)	7,549	326,192
Globus Medical Inc., Class A(a)	3,628	281,279
Hill-Rom Holdings Inc.	3,121	354,514
ICU Medical Inc.(a)	936	192,629
Integra LifeSciences Holdings Corp.(a)	3,397	231,811
Masimo Corp.(a)	2,354	570,727
Penumbra Inc.(a)	1,592	436,304
Quidel Corp.(a)	1,782	228,310
Tandem Diabetes Care Inc.(a)	2,866	279,149
		2,900,915
Security	Shares	Value

Health Care Providers & Services — 1.1%
Acadia Healthcare Co. Inc.(a)	4,187	$262,734
agilon health Inc.(a)	2,345	95,137
Amedisys Inc.(a)	1,513	370,579
Chemed Corp.	731	346,860
Encompass Health Corp.	4,579	357,299
Guardant Health Inc.(a)	4,231	525,448
Henry Schein Inc.(a)	6,633	492,102
Molina Healthcare Inc.(a)	2,699	683,009
Premier Inc., Class A	5,691	197,990
Signify Health Inc., Class A(a)	1,131	34,416
		3,365,574
Health Care Technology — 0.1%
Certara Inc.(a)(b)	1,567	44,393
Change Healthcare Inc.(a)	11,676	269,015
		313,408
Hotels, Restaurants & Leisure — 1.4%
Aramark	10,747	400,326
Boyd Gaming Corp.(a)	3,893	239,381
Choice Hotels International Inc.	1,638	194,693
Churchill Downs Inc.	1,741	345,171
Hyatt Hotels Corp., Class A(a)	1,893	146,972
Marriott Vacations Worldwide Corp.(a)	1,968	313,502
Norwegian Cruise Line Holdings Ltd.(a)(b)	17,387	511,352
Penn National Gaming Inc.(a)	7,360	562,966
Planet Fitness Inc., Class A(a)	3,940	296,485
Six Flags Entertainment Corp.(a)	3,632	157,193
Travel + Leisure Co.	3,981	236,670
Vail Resorts Inc.(a)	1,881	595,374
Wendy’s Co. (The)	8,336	195,229
Wyndham Hotels & Resorts Inc.	4,303	311,064
		4,506,378
Household Durables — 0.9%
Leggett & Platt Inc.	6,282	325,470
Mohawk Industries Inc.(a)	2,669	512,955
Newell Brands Inc.	17,912	492,043
PulteGroup Inc.	12,319	672,248
Tempur Sealy International Inc.	8,596	336,877
Toll Brothers Inc.	5,311	307,029
TopBuild Corp.(a)	1,549	306,361
		2,952,983
Household Products — 0.1%
Reynolds Consumer Products Inc.	2,648	80,367
Spectrum Brands Holdings Inc.	1,971	167,614
		247,981
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp., Class A.	6,001	251,682
Vistra Corp.	22,464	416,707
		668,389
Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	2,420	463,140

Insurance — 2.2%
Alleghany Corp.(a)	637	424,924
American Financial Group Inc./OH	3,198	398,855
Assurant Inc.	2,826	441,365
Assured Guaranty Ltd.	1,925	91,399
Athene Holding Ltd., Class A(a)	5,449	367,807
Axis Capital Holdings Ltd.	3,623	177,563
Brighthouse Financial Inc.(a)	4,051	184,482

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brown & Brown Inc.	11,029	$586,081
Erie Indemnity Co., Class A, NVS	1,174	226,993
Everest Re Group Ltd.	1,868	470,755
First American Financial Corp.	4,981	310,565
Globe Life Inc.	4,791	456,343
GoHealth Inc., Class A(a)	2,253	25,256
Hanover Insurance Group Inc. (The)	1,671	226,654
Kemper Corp.	2,852	210,763
Lemonade Inc.(a)	1,797	196,610
Mercury General Corp.	1,262	81,967
Old Republic International Corp.	13,223	329,385
Primerica Inc.	1,854	283,922
Reinsurance Group of America Inc.	3,202	365,028
RenaissanceRe Holdings Ltd.	2,298	341,988
Unum Group	9,647	273,975
W R Berkley Corp.	6,502	483,944
White Mountains Insurance Group Ltd.	142	163,020
		7,119,644
Interactive Media & Services — 0.1%
TripAdvisor Inc.(a)	4,603	185,501
Vimeo Inc.(a)	5,927	290,423
		475,924
Internet & Direct Marketing Retail — 0.1%
Qurate Retail Inc., Series A	17,632	230,803

IT Services — 1.9%
Alliance Data Systems Corp.	2,328	242,554
Amdocs Ltd.	6,093	471,355
Concentrix Corp.(a)	1,977	317,902
DXC Technology Co.(a)	11,981	466,540
Euronet Worldwide Inc.(a)	2,393	323,893
Fastly Inc., Class A(a)(b)	4,999	297,940
Genpact Ltd.	8,590	390,244
Globant SA(a)	1,822	399,346
Jack Henry & Associates Inc.	3,475	568,197
MongoDB Inc.(a)(b)	2,487	899,100
Paysafe Ltd.(a)	14,526	175,910
Sabre Corp.(a)	14,846	185,278
Shift4 Payments Inc., Class A(a)	2,009	188,283
Switch Inc., Class A	5,411	114,226
Western Union Co. (The)	19,237	441,874
WEX Inc.(a)	2,111	409,323
		5,891,965
Leisure Products — 0.5%
Brunswick Corp./DE	3,674	366,004
Hayward Holdings Inc.(a)	1,836	47,773
Mattel Inc.(a)	16,365	328,936
Polaris Inc.	2,706	370,614
YETI Holdings Inc.(a)	4,014	368,565
		1,481,892
Life Sciences Tools & Services — 2.2%
10X Genomics Inc., Class A(a)	3,933	770,160
Adaptive Biotechnologies Corp.(a)	5,091	208,018
Avantor Inc.(a)	27,266	968,216
Bio-Techne Corp.	1,821	819,924
Bruker Corp.	4,829	366,907
Charles River Laboratories International Inc.(a)	2,343	866,723
Maravai LifeSciences Holdings Inc., Class A(a)	3,554	148,308
PerkinElmer Inc.	5,268	813,432
Security	Shares	Value

Life Sciences Tools & Services (continued)
PPD Inc.(a)	7,563	$348,579
QIAGEN NV(a)	10,706	517,956
Repligen Corp.(a)	2,581	515,219
Sotera Health Co.(a)	3,666	88,827
Syneos Health Inc.(a)	4,796	429,194
		6,861,463
Machinery — 2.1%
AGCO Corp.	2,927	381,622
Allison Transmission Holdings Inc.	5,122	203,548
Colfax Corp.(a)	5,542	253,879
Crane Co.	2,307	213,098
Donaldson Co. Inc.	5,913	375,653
Flowserve Corp.	6,164	248,532
Gates Industrial Corp. PLC(a)	3,453	62,396
Graco Inc.	7,897	597,803
ITT Inc.	4,066	372,405
Lincoln Electric Holdings Inc.	2,710	356,934
Middleby Corp. (The)(a)	2,596	449,783
Nordson Corp.	2,731	599,482
Oshkosh Corp.	3,204	399,347
Pentair PLC.	7,783	525,275
Snap-on Inc.	2,513	561,480
Timken Co. (The)	3,045	245,396
Toro Co. (The)	5,065	556,542
Woodward Inc.	2,713	333,373
		6,736,548
Marine — 0.1%
Kirby Corp.(a)	2,787	169,004

Media — 0.7%
Cable One Inc.	255	487,767
Interpublic Group of Companies Inc. (The)	18,440	599,116
New York Times Co. (The), Class A	7,793	339,385
News Corp., Class A, NVS.	18,402	474,219
News Corp., Class B	5,667	137,991
Nexstar Media Group Inc., Class A	1,932	285,704
		2,324,182
Metals & Mining — 0.8%
Alcoa Corp.(a)	8,822	325,003
Cleveland-Cliffs Inc.(a)	21,466	462,807
Reliance Steel & Aluminum Co.	2,986	450,587
Royal Gold Inc.	3,074	350,743
Steel Dynamics Inc.	9,458	563,697
United States Steel Corp.	12,644	303,456
		2,456,293
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	24,713	417,403
New Residential Investment Corp.	20,341	215,411
Starwood Property Trust Inc.	12,953	338,980
		971,794
Multi-Utilities — 0.2%
MDU Resources Group Inc.	9,362	293,405
NiSource Inc.	18,497	453,177
		746,582
Multiline Retail — 0.3%
Kohl’s Corp.	7,343	404,673
Nordstrom Inc.(a)	5,198	190,091
Ollie’s Bargain Outlet Holdings Inc.(a)	3,090	259,961
		854,725

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp.	15,638	$162,479
APA Corp.	17,798	384,971
Cabot Oil & Gas Corp.	18,562	324,093
Cimarex Energy Co.	4,750	344,137
Continental Resources Inc./OK	3,042	115,687
Devon Energy Corp.	31,711	925,644
Diamondback Energy Inc.	8,494	797,502
EQT Corp.(a)	13,076	291,072
HollyFrontier Corp.	7,031	231,320
Marathon Oil Corp.	36,922	502,878
New Fortress Energy Inc.	1,239	46,933
Targa Resources Corp.	10,616	471,881
Texas Pacific Land Corp.	276	441,528
		5,040,125
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	4,823	290,779

Personal Products — 0.1%
Coty Inc., Class A(a)	13,577	126,809
Herbalife Nutrition Ltd.(a)	5,043	265,918
		392,727
Pharmaceuticals — 0.7%
Catalent Inc.(a)	7,638	825,821
Jazz Pharmaceuticals PLC(a)	2,791	495,793
Nektar Therapeutics(a)(b)	8,302	142,462
Organon & Co.(a)	11,972	362,273
Perrigo Co. PLC.	6,271	287,525
		2,113,874
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	6,398	544,982
CACI International Inc., Class A(a)(b)	1,091	278,336
Dun & Bradstreet Holdings Inc.(a)	7,537	161,066
FTI Consulting Inc.(a)	1,569	214,341
Jacobs Engineering Group Inc.	6,080	811,193
ManpowerGroup Inc.	2,568	305,361
Nielsen Holdings PLC	16,853	415,763
Robert Half International Inc.	5,187	461,487
Science Applications International Corp.	2,720	238,626
		3,431,155
Real Estate Management & Development — 0.3%
Howard Hughes Corp. (The)(a)	1,941	189,170
Jones Lang LaSalle Inc.(a)	2,412	471,449
Opendoor Technologies Inc.(a)	16,282	288,680
		949,299
Road & Rail — 0.4%
AMERCO	419	246,959
Knight-Swift Transportation Holdings Inc.	7,592	345,132
Landstar System Inc.	1,808	285,700
Ryder System Inc.	2,442	181,514
Schneider National Inc., Class B	2,422	52,727
TuSimple Holdings Inc., Class A(a)(b)	1,677	119,469
		1,231,501
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems Inc.(a)	2,446	67,754
Brooks Automation Inc.	3,435	327,287
Cirrus Logic Inc.(a)	2,742	233,399
Cree Inc.(a)	5,428	531,564
Enphase Energy Inc.(a)	6,202	1,138,873
Entegris Inc.	6,331	778,523
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
First Solar Inc.(a)	4,994	$452,007
MKS Instruments Inc.	2,610	464,450
Monolithic Power Systems Inc.	2,109	787,606
ON Semiconductor Corp.(a)	19,921	762,576
Universal Display Corp.(b)	2,040	453,553
		5,997,592
Software — 4.5%
Alteryx Inc., Class A(a)	2,778	238,964
Anaplan Inc.(a)	6,588	351,140
Aspen Technology Inc.(a)	3,208	441,228
Avalara Inc.(a)	3,983	644,449
Bentley Systems Inc., Class B	6,358	411,871
Bill.com Holdings Inc.(a)	3,528	646,259
Black Knight Inc.(a)	7,152	557,713
C3.ai Inc., Class A(a)	877	54,839
CDK Global Inc.	5,766	286,513
Ceridian HCM Holding Inc.(a)	6,075	582,714
Datto Holding Corp.(a)	1,115	31,042
Dolby Laboratories Inc., Class A	3,036	298,409
DoubleVerify Holdings Inc.(a)	713	30,188
Dropbox Inc., Class A(a)	14,365	435,403
Duck Creek Technologies Inc.(a)	3,379	147,020
Dynatrace Inc.(a)	8,675	506,794
Elastic NV(a)	3,217	468,910
Everbridge Inc.(a)	1,765	240,181
Fair Isaac Corp.(a)	1,314	660,522
FireEye Inc.(a)	11,119	224,826
Five9 Inc.(a)	3,141	576,028
Guidewire Software Inc.(a)	3,953	445,582
Jamf Holding Corp.(a)	2,546	85,469
Manhattan Associates Inc.(a)	2,983	432,058
McAfee Corp., Class A	2,202	61,700
Medallia Inc.(a)	4,876	164,565
nCino Inc.(a)(b)	2,201	131,884
New Relic Inc.(a)	2,574	172,381
NortonLifeLock Inc.	25,847	703,555
Nuance Communications Inc.(a)	13,409	729,986
Nutanix Inc., Class A(a)	9,090	347,420
Paylocity Holding Corp.(a)	1,758	335,426
Pegasystems Inc.	1,916	266,688
Proofpoint Inc.(a)	2,678	465,329
PTC Inc.(a)	4,962	700,932
Smartsheet Inc., Class A(a)	5,663	409,548
SolarWinds Corp.(a)	3,266	55,163
Teradata Corp.(a)	5,156	257,645
Zendesk Inc.(a)	5,532	798,489
		14,398,833
Specialty Retail — 1.5%
AutoNation Inc.(a)	2,409	228,397
Dick’s Sporting Goods Inc.	2,951	295,661
Five Below Inc.(a)	2,595	501,536
Floor & Decor Holdings Inc., Class A(a)	4,781	505,352
Foot Locker Inc.	4,252	262,051
GameStop Corp., Class A(a)	2,768	592,740
Gap Inc. (The)	9,516	320,213
Leslie’s Inc.(a)	5,188	142,618
Lithia Motors Inc.	1,366	469,412
Penske Automotive Group Inc.	1,488	112,329
Petco Health & Wellness Co. Inc.(a)(b)	3,491	78,233
RH(a)	808	548,632

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Vroom Inc.(a)	5,461	$228,597
Williams-Sonoma Inc.	3,524	562,607
		4,848,378
Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	6,032	275,120
Pure Storage Inc., Class A(a)	12,496	244,047
Xerox Holdings Corp.	7,164	168,282
		687,449
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	6,928	396,212
Carter’s Inc.	2,024	208,816
Columbia Sportswear Co.	1,868	183,737
Deckers Outdoor Corp.(a)	1,314	504,668
Hanesbrands Inc.	16,405	306,281
PVH Corp.(a)	3,331	358,382
Ralph Lauren Corp.	2,222	261,774
Skechers U.S.A. Inc., Class A(a)	6,184	308,149
Tapestry Inc.(a)	13,134	571,066
Under Armour Inc., Class A(a)	8,864	187,474
Under Armour Inc., Class C, NVS(a)	9,264	172,032
		3,458,591
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	15,807	214,975
New York Community Bancorp. Inc.	21,405	235,883
TFS Financial Corp.	2,303	46,751
UWM Holdings Corp., Class A(b)	1,992	16,833
		514,442
Trading Companies & Distributors — 0.4%
Air Lease Corp.	5,007	208,992
MSC Industrial Direct Co. Inc., Class A	2,099	188,343
SiteOne Landscape Supply Inc.(a)	2,081	352,230
Univar Solutions Inc.(a)	7,866	191,773
Watsco Inc.	1,532	439,133
		1,380,471
Security	Shares	Value

Water Utilities — 0.1%
Essential Utilities Inc.	10,575	$483,278

Total Common Stocks — 55.2%
(Cost: $143,209,980)		175,073,084

Investment Companies

Exchange Traded Funds — 44.6%
iShares Russell 2000 ETF(b)(c)	616,947	141,509,133

Total Investment Companies — 44.6%
(Cost: $111,795,218)		141,509,133

Short-Term Investments

Money Market Funds — 46.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	145,411,806	145,499,054
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,370,000	1,370,000
		146,869,054
Total Short-Term Investments — 46.3%
(Cost: $146,862,568)		146,869,054

Total Investments in Securities — 146.1%
(Cost: $401,867,766)		463,451,271

Other Assets, Less Liabilities — (46.1)%		(146,319,194)
Net Assets—100.0%		$317,132,077

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,434,624	$33,063,496	(a)	$—	$(4,137)	$5,071	$145,499,054	145,411,806	$78,739	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	1,170,000	(a)	—	—	—	1,370,000	1,370,000	11		—
iShares Russell 2000 ETF	119,636,359	27,550,247		(10,764,327)	1,548,114	3,538,740	141,509,133	616,947	215,555		—
					$1,543,977	$3,543,811	$288,378,187		$294,305		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	36	09/17/21	$416	$(4,569)
S&P 500 Micro E-Mini Index	3	09/17/21	64	255
				$(4,314)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$175,073,084	$—	$—	$175,073,084
Investment Companies	141,509,133	—	—	141,509,133
Money Market Funds	146,869,054	—	—	146,869,054
	$463,451,271	$—	$—	$463,451,271
Derivative financial instruments(a)
Assets
Futures Contracts	$255	$—	$—	$255
Liabilities
Futures Contracts	(4,569)	—	—	(4,569)
	(4,314)	$—	$—	$(4,314)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust